Provisions - Economic benefits associated with the provision (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of other provisions [line items]
Carrying value	€ 133.2	€ 133.3	€ 144.4
Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	133.2	133.3	144.4	€ 176.2
Less than one year | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	52.8	65.5	69.4
Later than one year and not later than two years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	57.6	36.4	18.7
Later than two years and not later than three years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	16.2	25.3	29.7
Later than three years and not later than four years | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value	€ 6.6	€ 6.1	21.2
Thereafter | Provision for aircraft maintenance on operating leased aircraft
Disclosure of other provisions [line items]
Carrying value			€ 5.4